UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      March 31, 2010
                                                   -----------------
Check here if Amendment [ ]; Amendment Number:
                                                   -----------------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
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Address:        877 W Main St Ste 602
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                Boise ID 83702
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Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
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Title:          Chief Operating Officer
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Phone:          208-343-7556
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Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               07/16/2009
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  67
                                                 --------------------

Form 13F Information Table Value Total:                $144,712
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     2824    53600 SH       SOLE                    53600
Advance Auto Parts             COM              00751Y106     3545    84575 SH       SOLE                    84575
Alliance Data Systems          COM              018581108      640    10000 SH       SOLE                    10000
Amdocs Ltd                     COM              G02602103     2525    83850 SH       SOLE                    83850
Ameren Corp                    COM              023608102     1218    46700 SH       SOLE                    46700
American Electric Power        COM              025537101     1371    40120 SH       SOLE                    40120
Arkansas Best Corp             COM              040790107      636    21300 SH       SOLE                    21300
Bank of America Corp           COM              060505104      191    10700 SH       SOLE                    10700
Best Buy Co.                   COM              086516101      562    13200 SH       SOLE                    13200
CVS Caremark                   COM              126650100     4409   120600 SH       SOLE                   120600
Cardinal Health                COM              14149y108     2337    64875 SH       SOLE                    64875
Caterpillar Inc.               COM              149123101      503     8000 SH       SOLE                     8000
ChevronTexaco Corp             COM              166764100     3760    49590 SH       SOLE                    49590
Cisco Systems Inc              COM              17275r102     5660   217450 SH       SOLE                   217450
ConAgra                        COM              205887102     1988    79300 SH       SOLE                    79300
Dell Inc.                      COM              24702R101      547    36400 SH       SOLE                    36400
ENSCO Intl                     COM              29358q109     3130    69900 SH       SOLE                    69900
Everest RE Group               COM              g3223r108      299     3700 SH       SOLE                     3700
Family Dollar Stores           COM              307000109      655    17900 SH       SOLE                    17900
FirstEnergy Corp               COM              337932107     1035    26470 SH       SOLE                    26470
General Electric               COM              369604103     1284    70555 SH       SOLE                    70555
Gilead Sciences                COM              375558103      551    12120 SH       SOLE                    12120
Goldman Sachs                  COM              38141g104     4385    25700 SH       SOLE                    25700
Halliburton Co                 COM              406216101     2471    82000 SH       SOLE                    82000
Hess Corp                      COM              42809h107     1198    19150 SH       SOLE                    19150
Hewlett - Packard              COM              428236103     3302    62135 SH       SOLE                    62135
ITT Corp.                      COM              450911102      976    18200 SH       SOLE                    18200
Int'l Business Mach.           COM              459200101     4566    35600 SH       SOLE                    35600
Intel Corp.                    COM              458140100     1970    88360 SH       SOLE                    88360
J.P. Morgan Chase              COM              46625H100     4999   111700 SH       SOLE                   111700
Johnson & Johnson              COM              478160104     3689    56585 SH       SOLE                    56585
KBR Inc.                       COM              48242w106     3182   143600 SH       SOLE                   143600
L-3 Communications             COM              502424104      834     9100 SH       SOLE                     9100
Lincoln National               COM              534187109     1136    37000 SH       SOLE                    37000
Marathon Oil                   COM              565849106     4041   127725 SH       SOLE                   127725
Microsoft                      COM              594918104     4622   157805 SH       SOLE                   157805
Morgan Stanley                 COM              617446448     3131   106900 SH       SOLE                   106900
National Oilwell Varco         COM              637071101      448    11050 SH       SOLE                    11050
Newmont Mining                 COM              651639106     3453    67800 SH       SOLE                    67800
Pepco Holdings                 COM              713291102     1469    85650 SH       SOLE                    85650
Pepsico Inc.                   COM              713448108     3666    55405 SH       SOLE                    55405
Procter & Gamble               COM              742718109     2570    40620 SH       SOLE                    40620
Proshares Leh 20yr             COM              74347r297      730    15000 SH       SOLE                    15000
Research In Motion             COM              760975102     3543    47900 SH       SOLE                    47900
Scana Corp                     COM              80589m102     1395    37110 SH       SOLE                    37110
Schwab                         COM              808513105      374    20000 SH       SOLE                    20000
State Street Corp              COM              857477103     3778    83700 SH       SOLE                    83700
Supervalu                      COM              868536103      607    36400 SH       SOLE                    36400
TJX Companies Inc              COM              872540109      213     5000 SH       SOLE                     5000
Texas Instruments              COM              882508104     2752   112445 SH       SOLE                   112445
Tidewater Inc                  COM              886423102     3271    69200 SH       SOLE                    69200
Transatlantic Holdings         COM              893521104      222     4200 SH       SOLE                     4200
Transocean Ltd                 COM              040674667     1084    12550 SH       SOLE                    12550
US Natural Gas Fund            COM              912318102      812   117500 SH       SOLE                   117500
Verizon Comm.                  COM              92343v104     4873   157100 SH       SOLE                   157100
Walgreen                       COM              931422109      456    12300 SH       SOLE                    12300
Waste Management               COM              94106L109     2753    79950 SH       SOLE                    79950
Wells Fargo                    COM              949746101     6531   209876 SH       SOLE                   209876
Zimmer Holdings                COM              98956P102     4718    79700 SH       SOLE                    79700
Bank of NY 6.875%              PRD              09656g201     1871    72900 SH       SOLE                    72900
FPC Capital I 7.10%            PRD              302552203      603    23900 SH       SOLE                    23900
Harris Pref 7.375%             PRD              414567206     1460    58900 SH       SOLE                    58900
Highwoods Prop 8.0%            PRD              431284306      769    30782 SH       SOLE                    30782
Key IX 6.75%                   PRD              49327Q204     2664   118571 SH       SOLE                   118571
MBNA Corp.  8.10%              PRD              55270b201      276    11025 SH       SOLE                    11025
Repsol 7.45%                   PRD              G7513k103     1787    70100 SH       SOLE                    70100
Ryl Bk Scotland 7.25%          PRD              780097879     1392    72300 SH       SOLE                    72300